Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Additional Information of Expenses by Nature
29.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2021	2022	2023

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$386,103.9	$399,638.8	$492,827.4
Recognized in operating expenses	27,936.2	28,850.5	30,097.8
Recognized in other operating income and expenses	147.6	8.9	7.5

	$414,187.7	$428,498.2	$522,932.7

b. Amortization of intangible assets

Recognized in cost of revenue	$5,574.3	$6,086.3	$6,538.1
Recognized in operating expenses	2,632.9	2,669.8	2,720.1

	$8,207.2	$8,756.1	$9,258.2

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$3,711.0	$4,550.4	$5,365.5
Defined benefit plans	192.5	208.6	281.4

	3,903.5	4,759.0	5,646.9
Share-based payments
Equity-settled	7.8	302.4	483.0
Cash-settled	-	32.7	61.4

	7.8	335.1	544.4
Other employee benefits	161,035.8	234,367.9	233,517.3

	$164,947.1	$239,462.0	$239,708.6

	Years Ended December 31
	2021	2022	2023

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Employee benefits expense summarized by function
Recognized in cost of revenue	$98,012.8	$139,361.4	$133,334.7
Recognized in operating expenses	66,934.3	100,100.6	106,373.9

	$164,947.1	$239,462.0	$239,708.6

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.
TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate. Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Profit sharing bonus to employees	$35,601.5	$60,702.0	$50,090.5

TSMC’s profit sharing bonus to employees and compensation to directors for 2021, 2022 and 2023 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	February 15 , 2022	February 14 , 2023	February 6 , 2024

Profit sharing bonus to employees	$35,601.5	$60,702.0	$50,090.5

Compensation to directors	$487.5	$690.1	$552.0

There is no significant difference between the aforementioned approved amounts and the amount
s c
harged against earnings of 2021, 2022 and 2023, respectively.